Labor and Social Security Obligations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Labor and Social Security Obligations
12	Labor and social security obligations

	2020	2019

Profits sharing	37,802	28,563
Labor provisions	2,922	2,385

	40,724	30,948

The accrual for profits sharing payable on December 31, 2020 was entirely paid in January, 2021. Profit sharing is calculated based on the performance review of each employee plus the area performance, in accordance with an Entity policies.